Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Cash flows from operating activities of continuing operations:
Net income from continuing operations	$ 15,265	$ 7,164
Adjustments to reconcile net income to net cash provided by operating activities of continuing operations:
Vessel depreciation and amortization (Note 6)	14,475	17,175
Amortization of deferred financing costs	543	740
Amortization of above market acquired charters (Note 7)	7,131	7,131
Equity compensation expense	0	466
Changes in operating assets and liabilities:
Trade accounts receivable, net	8,739	(2,491)
Prepayments and other assets	644	(799)
Insurance claims	(230)	0
Inventories	29	(270)
Trade accounts payable	(5,726)	6,488
Due to related parties	(15,542)	(530)
Accrued liabilities	(8,024)	1,308
Deferred revenue	(4,525)	(5,151)
Net cash provided by operating activities of continuing operations	12,779	31,231
Cash flows from investing activities of continuing operations:
Vessel improvements (Note 6)	(2,974)	(277)
Proceeds from sale of vessel	0	29,400
Net cash (used in) / provided by investing activities of continuing operations	(2,974)	29,123
Cash flows from financing activities of continuing operations:
Deferred financing costs paid	(770)	(72)
Payments of long-term debt (Note 8)	(17,326)	(31,077)
Redemption of Class B unit holders (Note 10)	(116,850)	0
Dividends paid (Note 10)	(17,099)	(26,300)
Net cash used in financing activities of continuing operations	(152,045)	(57,449)
Net (decrease) / increase in cash, cash equivalents and restricted cash from continuing operations	(142,240)	2,905
Cash flows from discontinued operations
Operating activities	9,247	16,728
Investing activities	(374)	(40,222)
Financing activities	158,228	(9,744)
Net increase / (decrease) in cash, cash equivalents and restricted cash from discontinued operations	167,101	(33,238)
Net increase / (decrease) in cash, cash equivalents and restricted cash	24,861	(30,333)
Cash, cash equivalents and restricted cash at beginning of period	38,199	71,297
Cash, cash equivalents and restricted cash at end of period	63,060	40,964
Supplemental cash flow information
Cash paid for interest	12,202	11,747
Non-Cash Investing and Financing Activities
Capital expenditures included in liabilities	275	808
Capitalized dry docking costs included in liabilities	11	1,097
Assumption of loan regarding the acquisition of the shares of the companies owning the M/T Aristaios and the M/T Anikitos included in discontinued operations	0	43,958
Sale of vessel expenses included in liabilities	0	538
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	57,560	23,475
Restricted cash - Non-current assets	5,500	17,489
Cash, cash equivalents and restricted cash at end of period	$ 63,060	$ 40,964